SUMMARY OF FAIR VALUE OF OPTIONS (Details)	6 Months Ended
Jun. 30, 2025
Expected dividends	0.00%
Minimum [Member]
Expected life (in years)	5 years
Expected stock price volatility	50.00%
Risk- free interest rate	4.18%
Maximum [Member]
Expected life (in years)	10 years
Expected stock price volatility	56.00%
Risk- free interest rate	4.36%